SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION

23. SHARE-BASED COMPENSATION

23.1 Stock options granted by the Company

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”). As of December 31 2013, the total number of ordinary shares reserved in the 2004 Option Plan was 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date.

On April 22, 2013, the Company modified the exercise prices of all outstanding options granted to US$2.41 per share, the market price on the date of modification. The original exercise price of the modified options ranged from US$7.36 to US$4.78. The Company determined the incremental cost as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. As the options have a graded vesting schedule, RMB3.8 million (US$0.6 million) incremental compensation cost was recorded immediately upon modification for the vested portion and the remaining RMB0.9 million (US$0.2 million) is being amortized over the remaining vesting period through 2014.

As of December 31, 2014, options to purchase 3,070,491 ordinary shares were outstanding and options to purchase 1,928,152 ordinary shares were available for future grant under the 2004 Option Plan. The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	3,297,391	US$	2.41	2.02	Nil
Granted	0
Exercised	(54,742)	US$	2.41
Forfeited	(172,158)	US$	5.11

Outstanding at December 31, 2014	3,070,491	US$	2.41	1.03	Nil

Vested and expected to vest at December 31, 2014	3,070,491	US$	2.41	1.03	Nil

Exercisable at December 31, 2014	2,912,713	US$	2.41	0.90	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was US$31,563, US$119,624 and US$21,701 for year ended December 31, 2012, 2013 and 2014, respectively.

The weighted-average grant-date fair value of options granted during the years 2011 and 2013 was US$1.92 and US$0.99, respectively. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during 2012 and 2014.

	For the year ended December 31, 2013
Risk-free interest rate		0.35%
Expected life (years)		3.25
Expected dividend yield		0
Volatility		59.39%
Fair value of options at grant date	US$	0.99

The fair value of options, of which exercise prices were modified in April 2013, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

For the year ended December 31, 2013
Risk-free interest rate	0.09%-0.24%
Expected remaining life (years)	0.57-2.20
Expected dividend yield	0
Volatility	36%-65%
Fair value of incremental cost	US$0.16-US$0.43

For the years ended December 31, 2012, 2013 and 2014, the Company recorded share-based compensation of RMB16.3 million, RMB16.7 million and RMB0.1 million (US$0.01 million), respectively, for options granted to the Company’s employees and directors, including incremental compensation cost due to the modification of the option exercise prices in April 2013.

As of December 31, 2014, there was approximately RMB1.0 million (US$0.2 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options. This cost is expected to be recognized over a weighted-average period of 1.31 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.2 Ordinary shares granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Jun Zhu. On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight, subject to performance conditions, of which 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. For the quarter ended September 30, 2014, the Group achieved breakeven. It is considered probable the performance targets will be met for the total of 1,500,000 ordinary shares. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. The Group recorded share-based compensation of RMB14.5 million, RMB7.6 million and RMB2.2 million (US$0.4 million) for the years ended December 31, 2012, 2013 and 2014, respectively.

23.3 Ordinary shares granted to non-executive directors

In May 2011, the Board of Directors granted 30,000 ordinary shares to each of the Group’s four non-executive directors, which 10,000 ordinary shares vest for each director on July 1 of each year from 2011 to 2013 so long as such directors continue their services during the period. An aggregate of 40,000 ordinary shares vested in July 2011, 2012 and 2013, respectively. The fair value of the shares granted was US$6.03 per share, being the market price on the date of the grant. The Group recorded share-based compensation of RMB1.9 million, RMB0.4 million and Nil for the year ended December 31, 2012, 2013 and 2014, respectively.

23.4 Stock options granted by TDC

In September 2008, TDC, a wholly-owned subsidiary of the Group, approved its 2008 Stock Option Plan (“TDC Option Plan”) that provides for the issuance of up to 30,000 ordinary shares. The share option plan has a term of eight years unless terminated earlier by its shareholders and Board of Directors. On October 1, 2008, TDC granted 18,961,000 options to Mr. Zhu and certain employees of TDC to purchase 18,961 ordinary shares of TDC. Those options will vest over four years commencing from January 1, 2008. The exercise price of the options is HK$0.1 per option. The options will expire on December 31, 2015.

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	15,000,000	HK$	0.10	2.0	Nil
Forfeited	0

Outstanding at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

Vested and expected to vest at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

Exercisable at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The intrinsic value as of December 31, 2013 is calculated as the difference between the estimated fair value at December 31, 2013 and the exercise price of the shares.

TDC recorded share-based compensation of Nil for options granted for the years ended December 31, 2012, 2013 and 2014. The share-based compensation was recorded as a component of noncontrolling interest in the consolidated financial statements.

23.5 Stock options and ordinary shares granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock option to purchase common stock or restricted stock. As of December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common stocks reserved to 22,855,591 shares. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2013, Red 5 granted a total of 28,963,258 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2014, option to purchase 5,550,357 shares of common stock were outstanding and options to purchase 15,400,980 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	21,168,682	US$	0.128	1.31	US$	12,122,636
Exercised	(805,251)	US$	0.124		US$	162,279
Forfeited	(14,813,074)	US$	0.130
Outstanding at December 31, 2014	5,550,357	US$	0.122	2.61	US$	1,133,349

Vested and expected to vest at December 31, 2014	5,537,716	US$	0.122	2.61	US$	1,130,746

Exercisable at December 31, 2014	3,644,789	US$	0.123	2.26	US$	740,881

The option’s intrinsic value was calculated by the excess of the estimated fair value of Red 5’s common shares, which was determined by the company with the assistance of an independent valuation firm.

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the year ended December 31, 2012, 2013 and 2014 were Nil, US$14,762 and US$162,279, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

In September 2012, Red 5 granted 6,122,435 shares of restricted common stock to two directors of Red 5 including Mr. Zhu for their services to Red 5. Of these shares, 60% were vested on the grant date. The remaining shares shall become vested in a series of 36 successive equal monthly installments upon grantees’ completion of each month of service to Red 5 over the 36-month period measured from the grant date.

Red 5 recorded share-based compensation of RMB4.0 million, RMB3.8 million and RMB1.0 million (US$0.2million) for options and shares of restricted common stock granted for the year ended December 31, 2012, 2013 and 2014, respectively. The share-based payment awards were recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2014, there was approximately RMB0.8 million (US$0.1million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 grantees. This cost is expected to be recognized over 1.3 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.6 Nonvested equity interest of Jiushi granted to employees

In July 2011, the Group granted 20% equity interest of the newly established Jiushi to two employees as an incentive to retain these two employees’ services, which they will earn over three-year period. The fair value of the granted equity interest was estimated to be RMB2.2 million. The Group recorded share-based compensation of RMB0.7 million, RMB0.7 million and RMB0.4 million (US$0.06 million) for the years ended December 31, 2012, 2013 and 2014, respectively.